Investment Strategy	Apr. 07, 2025
KraneShares 2x Long JD Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Underlying Stock and financial instruments, such as swap agreements and options, that, in combination, provide investment exposure to 2 times (200%) the performance of the Underlying Stock.

Generally, the Fund will invest in the Underlying Stock and enter into swap agreements on the Underlying Stock as it attempts to replicate 2 times (200%) the daily percentage change of the Underlying Stock. The Fund aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Underlying Stock. Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund needs to take a temporary defensive position, it may result in the Fund not achieving its investment objective.

The impact of the Underlying Stock’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Stock has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Stock has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

The Fund may invest in: (1) government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) cash and cash equivalents, including money market funds and repurchase agreements; (3) short-term bond funds and exchange-traded funds (“ETFs”), which can include affiliated ETFs; and/or (4) corporate or other non-government fixed-income securities, such as commercial paper and other short-term unsecured promissory notes. These may serve as collateral for the Fund’s investments in financial instruments, such as swap agreements and options.

The Fund is non-diversified. Due to the Fund’s investment strategies, the Fund will concentrate its investment in the particular industry to which its Underlying Stock is assigned (i.e., hold 25% of more its total assets in investments that provide exposure to which the Underlying Stock is assigned). As of February 28, 2025, the Underlying Stock is assigned to the consumer discretionary sector and the consumer discretionary distribution and retail industry.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time. It is even possible, due to the result of daily rebalancing, the Underlying Stock’s volatility and the effects of compounding, that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

THE FUND, KRANESHARES TRUST, AND KRANE FUNDS ADVISORS, LLC (“KRANE” OR “ADVISER”) ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

JD.com Inc. is a Chinese company that provides e-commerce, technology and financial services. JD is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by JD.com, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-36450 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding JD.com, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding JD.com, Inc. (JD) from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding JD.com, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of JD have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning JD.com, Inc. could affect the value of the Fund’s investments with respect to JD and therefore the value of the Fund.

KraneShares 2x Long BIDU Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Underlying Stock and financial instruments, such as swap agreements and options, that, in combination, provide investment exposure to 2 times (200%) the performance of the Underlying Stock.

Generally, the Fund will invest in the Underlying Stock and enter into swap agreements on the Underlying Stock as it attempts to replicate 2 times (200%) the daily percentage change of the Underlying Stock. The Fund aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Underlying Stock. Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund needs to take a temporary defensive position, it may result in the Fund not achieving its investment objective.

The impact of the Underlying Stock’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Stock has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Stock has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

The Fund may invest in: (1) government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) cash and cash equivalents, including money market funds and repurchase agreements; (3) short-term bond funds and exchange-traded funds (“ETFs”), which can include affiliated ETFs; and/or (4) corporate or other non-government fixed-income securities, such as commercial paper and other short-term unsecured promissory notes. These may serve as collateral for the Fund’s investments in financial instruments, such as swap agreements and options.

The Fund is non-diversified. Due to the Fund’s investment strategies, the Fund will concentrate its investment in the particular industry to which its Underlying Stock is assigned (i.e., hold 25% of more its total assets in investments that provide exposure to which the Underlying Stock is assigned). As of February 28, 2025, the Underlying Stock is assigned to the communication services sector and the media and entertainment industry.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time. It is even possible, due to the result of daily rebalancing, the Underlying Stock’s volatility and the effects of compounding, that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

THE FUND, KRANESHARES TRUST, AND KRANE FUNDS ADVISORS, LLC (“KRANE” OR “ADVISER”) ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

Baidu Inc. is a Chinese multinational technology company that specializes in artificial intelligence and internet services. BIDU is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Baidu Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 000-51469 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Baidu Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Baidu Inc. (BIDU) from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Baidu Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of BIDU have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Baidu Inc. could affect the value of the Fund’s investments with respect to BIDU and therefore the value of the Fund.

KraneShares 2x Long TSM Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Underlying Stock and financial instruments, such as swap agreements and options, that, in combination, provide investment exposure to 2 times (200%) the performance of the Underlying Stock.

Generally, the Fund will invest in the Underlying Stock and enter into swap agreements on the Underlying Stock as it attempts to replicate 2 times (200%) the daily percentage change of the Underlying Stock. The Fund aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Underlying Stock. Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund needs to take a temporary defensive position, it may result in the Fund not achieving its investment objective.

The impact of the Underlying Stock’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Stock has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Stock has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

The Fund may invest in: (1) government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) cash and cash equivalents, including money market funds and repurchase agreements; (3) short-term bond funds and exchange-traded funds (“ETFs”), which can include affiliated ETFs; and/or (4) corporate or other non-government fixed-income securities, such as commercial paper and other short-term unsecured promissory notes. These may serve as collateral for the Fund’s investments in financial instruments, such as swap agreements and options.

The Fund is non-diversified. Due to the Fund’s investment strategies, the Fund will concentrate its investment in the particular industry to which its Underlying Stock is assigned (i.e., hold 25% of more its total assets in investments that provide exposure to which the Underlying Stock is assigned). As of February 28, 2025, the Underlying Stock is assigned to the information technology sector and the semiconductors and semiconductor equipment industry.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time. It is even possible, due to the result of daily rebalancing, the Underlying Stock’s volatility and the effects of compounding, that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

THE FUND, KRANESHARES TRUST, AND KRANE FUNDS ADVISORS, LLC (“KRANE” OR “ADVISER”) ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

Taiwan Semiconductor Manufacturing Company Ltd. is a Taiwanese multinational company that specializes in manufacturing semiconductors. TSM is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Taiwan Semiconductor Manufacturing Company Ltd. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-14700 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Taiwan Semiconductor Manufacturing Company Ltd. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Taiwan Semiconductor Manufacturing Company Ltd. (TSM) from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Taiwan Semiconductor Manufacturing Company Ltd. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of TSM have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Taiwan Semiconductor Manufacturing Company Ltd. could affect the value of the Fund’s investments with respect to TSM and therefore the value of the Fund.

KraneShares 2x Long GRAB Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Underlying Stock and financial instruments, such as swap agreements and options, that, in combination, provide investment exposure to 2 times (200%) the performance of the Underlying Stock.

Generally, the Fund will invest in the Underlying Stock and enter into swap agreements on the Underlying Stock as it attempts to replicate 2 times (200%) the daily percentage change of the Underlying Stock. The Fund aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Underlying Stock. Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund needs to take a temporary defensive position, it may result in the Fund not achieving its investment objective.

The impact of the Underlying Stock’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Stock has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Stock has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

The Fund may invest in: (1) government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) cash and cash equivalents, including money market funds and repurchase agreements; (3) short-term bond funds and exchange-traded funds (“ETFs”), which can include affiliated ETFs; and/or (4) corporate or other non-government fixed-income securities, such as commercial paper and other short-term unsecured promissory notes. These may serve as collateral for the Fund’s investments in financial instruments, such as swap agreements and options.

The Fund is non-diversified. Due to the Fund’s investment strategies, the Fund will concentrate its investment in the particular industry to which its Underlying Stock is assigned (i.e., hold 25% of more its total assets in investments that provide exposure to which the Underlying Stock is assigned). As of February 28, 2025, the Underlying Stock is assigned to the industrials sector and the transportation industry.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time. It is even possible, due to the result of daily rebalancing, the Underlying Stock’s volatility and the effects of compounding, that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

THE FUND, KRANESHARES TRUST, AND KRANE FUNDS ADVISORS, LLC (“KRANE” OR “ADVISER”) ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

Grab Holdings Limited is a multinational technology company based in Singapore. It operates an app that offers a wide range of services, including ride-hailing, food and parcel delivery, digital payments and financial services, in Southeast Asia. GRAB is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Grab Holdings Limited pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-41110 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Grab Holdings Limited may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Grab Holdings Limited (GRAB) from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Grab Holdings Limited is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of GRAB have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Grab Holdings Limited could affect the value of the Fund’s investments with respect to GRAB and therefore the value of the Fund.

KraneShares 2x Long SE Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Underlying Stock and financial instruments, such as swap agreements and options, that, in combination, provide investment exposure to 2 times (200%) the performance of the Underlying Stock.

Generally, the Fund will invest in the Underlying Stock and enter into swap agreements on the Underlying Stock as it attempts to replicate 2 times (200%) the daily percentage change of the Underlying Stock. The Fund aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Underlying Stock. Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund needs to take a temporary defensive position, it may result in the Fund not achieving its investment objective.

The impact of the Underlying Stock’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Stock has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Stock has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

The Fund may invest in: (1) government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) cash and cash equivalents, including money market funds and repurchase agreements; (3) short-term bond funds and exchange-traded funds (“ETFs”), which can include affiliated ETFs; and/or (4) corporate or other non-government fixed-income securities, such as commercial paper and other short-term unsecured promissory notes. These may serve as collateral for the Fund’s investments in financial instruments, such as swap agreements and options.

The Fund is non-diversified. Due to the Fund’s investment strategies, the Fund will concentrate its investment in the particular industry to which its Underlying Stock is assigned (i.e., hold 25% of more its total assets in investments that provide exposure to which the Underlying Stock is assigned). As of February 28, 2025, the Underlying Stock is assigned to the communication services sector and the media and entertainment industry.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time. It is even possible, due to the result of daily rebalancing, the Underlying Stock’s volatility and the effects of compounding, that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

THE FUND, KRANESHARES TRUST, AND KRANE FUNDS ADVISORS, LLC (“KRANE” OR “ADVISER”) ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

Sea Limited is a consumer internet company based in Singapore that operates three main platforms: (1) a digital entertainment platform known for online games development and publishing; (2) an e-commerce platform that offers a wide range of products; and (3) a digital financial services platform providing digital payment and financial services. The company operates primarily in Southeast Asia and Taiwan. SE is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Sea Limited pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-38237 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Sea Limited may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Sea Limited (SE) from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Sea Limited is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of SE have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Sea Limited could affect the value of the Fund’s investments with respect to SE and therefore the value of the Fund.

KraneShares 2x Long MELI Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Underlying Stock and financial instruments, such as swap agreements and options, that, in combination, provide investment exposure to 2 times (200%) the performance of the Underlying Stock.

Generally, the Fund will invest in the Underlying Stock and enter into swap agreements on the Underlying Stock as it attempts to replicate 2 times (200%) the daily percentage change of the Underlying Stock. The Fund aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Underlying Stock. Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund needs to take a temporary defensive position, it may result in the Fund not achieving its investment objective.

The impact of the Underlying Stock’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Stock has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Stock has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

The Fund may invest in: (1) government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) cash and cash equivalents, including money market funds and repurchase agreements; (3) short-term bond funds and exchange-traded funds (“ETFs”), which can include affiliated ETFs; and/or (4) corporate or other non-government fixed-income securities, such as commercial paper and other short-term unsecured promissory notes. These may serve as collateral for the Fund’s investments in financial instruments, such as swap agreements and options.

The Fund is non-diversified. Due to the Fund’s investment strategies, the Fund will concentrate its investment in the particular industry to which its Underlying Stock is assigned (i.e., hold 25% of more its total assets in investments that provide exposure to which the Underlying Stock is assigned). As of February 28, 2025, the Underlying Stock is assigned to the consumer discretionary sector and the consumer discretionary distribution and retail industry.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time. It is even possible, due to the result of daily rebalancing, the Underlying Stock’s volatility and the effects of compounding, that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

THE FUND, KRANESHARES TRUST, AND KRANE FUNDS ADVISORS, LLC (“KRANE” OR “ADVISER”) ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

MercadoLibre, Inc. operates the largest online e-commerce ecosystem in Latin America, serving as an integrated regional platform and as a provider of digital and technology tools that allow businesses and individuals to advertise, trade and pay for products and services in the region. MELI is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by MercadoLibre, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-33647 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding MercadoLibre, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding MercadoLibre, Inc. (MELI) from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding MercadoLibre, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of MELI have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning MercadoLibre, Inc. could affect the value of the Fund’s investments with respect to MELI and therefore the value of the Fund.

KraneShares 2x Long ASML Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Underlying Stock and financial instruments, such as swap agreements and options, that, in combination, provide investment exposure to 2 times (200%) the performance of the Underlying Stock.

Generally, the Fund will invest in the Underlying Stock and enter into swap agreements on the Underlying Stock as it attempts to replicate 2 times (200%) the daily percentage change of the Underlying Stock. The Fund aims to generate 2 times the daily performance of the Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Underlying Stock. Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund needs to take a temporary defensive position, it may result in the Fund not achieving its investment objective.

The impact of the Underlying Stock’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Stock has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Stock has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

The Fund may invest in: (1) government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) cash and cash equivalents, including money market funds and repurchase agreements; (3) short-term bond funds and exchange-traded funds (“ETFs”), which can include affiliated ETFs; and/or (4) corporate or other non-government fixed-income securities, such as commercial paper and other short-term unsecured promissory notes. These may serve as collateral for the Fund’s investments in financial instruments, such as swap agreements and options.

The Fund is non-diversified. Due to the Fund’s investment strategies, the Fund will concentrate its investment in the particular industry to which its Underlying Stock is assigned (i.e., hold 25% of more its total assets in investments that provide exposure to which the Underlying Stock is assigned). As of February 28, 2025, the Underlying Stock is assigned to the information technology sector and the semiconductors and semiconductor equipment industry.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Stock over the same period. The Fund will lose money if the Underlying Stock’s performance is flat over time. It is even possible, due to the result of daily rebalancing, the Underlying Stock’s volatility and the effects of compounding, that the Fund will lose money over time while the Underlying Stock’s performance increases over a period longer than a single day.

THE FUND, KRANESHARES TRUST, AND KRANE FUNDS ADVISORS, LLC (“KRANE” OR “ADVISER”) ARE NOT AFFILIATED WITH THE UNDERLYING STOCK.

ASML Holding N.V. is a multinational company that specializes in the development and manufacturing of photolithography machines used in the semiconductor industry to produce computer chips. ASML is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by ASML Holding N.V. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-33463 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding ASML Holding N.V. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding ASML Holding N.V. (ASML) from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding ASML Holding N.V. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of ASML have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning ASML Holding N.V. could affect the value of the Fund’s investments with respect to ASML and therefore the value of the Fund.